Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Salient Midstream & MLP Fund:

In planning and performing our audit of the financial statements of Salient Midstream & MLP Fund (the Fund) as of and for the year ended November 30, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and financial highlights for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and financial highlights in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund’s assets that could have a material effect on the financial statements and financial highlights.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements or financial highlights will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted the following matter involving internal control over financial reporting and its operation that we consider to be a material weakness as defined above. These conditions were considered in determining the nature, timing, and extent of the procedures to be performed in our audit of the financial statements and financial highlights of the Fund for the year ended November 30, 2021, and this report does not affect our report thereon dated January 28, 2022.

The Fund’s monthly review control over the valuation of a level 3 investment was not designed at an appropriate level of precision to prevent or detect errors in the discounted cash flow model. The control deficiency resulted in a material overstatement of the value of this investment as of November 30, 2021. The misstatement identified was corrected in the November 30, 2021 financial statements prior to issuance.

This report is intended solely for the information and use of management and the Board of Trustees of the Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Columbus, Ohio

January 28, 2022

Information Pertaining to G.1.a.iii

The Registrant’s Independent Registered Public Accounting Firm noted a deficiency believed to be a material weakness for Salient Midstream & MLP Fund. Management developed and implemented a plan to remediate the material weakness. Management replaced the hard-coded input with the appropriate variable input in the valuation analysis and has ensured proper linkage within the calculation going forward. Management also has locked the cells for the valuation and, as a result, has eliminated accidental hardcoded values from being entered. Additionally, management has made enhancements to the review process including a detailed checklist to document specific line items in the model being reviewed.